UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2005

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 8/10/05
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 130
Form 13F Information Table Value Total: $ 414,296 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762w107      487  9980.00 SH       SOLE                                    9980.00
AFLAC INC                      COM              001055102    12325 284780.31SH       SOLE                                  284780.31
AIRGAS INC                     COM              009363102      709 28720.00 SH       SOLE                                   28720.00
ALCON INC                      COM              H01301102     8540 78095.00 SH       SOLE                                   78095.00
ALLIANT TECHSYSTEMS INC        COM              018804104      767 10865.00 SH       SOLE                                   10865.00
AMCOL INTL CORP                COM              02341w103      446 23725.00 SH       SOLE                                   23725.00
AMERICAN EXPRESS               COM              025816109     8578 161145.00SH       SOLE                                  161145.00
AMERICAN HEALTHWAYS            COM              02649v104      602 14250.00 SH       SOLE                                   14250.00
AMERICAN INTERNATIONAL GROUP I COM              026874107     1336 23000.00 SH       SOLE                                   23000.00
AMERUS GROUP CO                COM              03072m108      813 16910.00 SH       SOLE                                   16910.00
AMGEN                          COM              031162100    11428 189020.00SH       SOLE                                  189020.00
AMPHENOL CORP NEW-CL A         CL A             032095101     1002 24950.00 SH       SOLE                                   24950.00
AMSURG CORP                    COM              03232p405      491 17750.00 SH       SOLE                                   17750.00
APACHE CORP                    COM              037411105     8998 139295.00SH       SOLE                                  139295.00
ARCH COAL                      COM              039380100     1073 19700.00 SH       SOLE                                   19700.00
BAKER HUGHES INC               COM              057224107     1474 28802.00 SH       SOLE                                   28802.00
BJ SERVICES CO                 COM              055482103     1149 21900.00 SH       SOLE                                   21900.00
BLUEGREEN CORP                 COM              096231105      594 34125.00 SH       SOLE                                   34125.00
BROOKLINE BANCORP INC.         COM              11373m107      581 35755.00 SH       SOLE                                   35755.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     1794 28400.00 SH       SOLE                                   28400.00
CANADIAN NATURAL RESOURCES LTD COM              136385101      869 23880.00 SH       SOLE                                   23880.00
CAREMARK RX INC                COM              141705103    13971 313815.00SH       SOLE                                  313815.00
CDW CORP                       COM              12512N105     7023 123320.00SH       SOLE                                  123320.00
CENDANT CORP                   COM              151313103     7840 350468.26SH       SOLE                                  350468.26
CHARLES RIVER LABORATORIES INT COM              159864107      816 16920.00 SH       SOLE                                   16920.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      421 19150.00 SH       SOLE                                   19150.00
CHEVRONTEXACO CORP             COM              166764100     1820 32545.51 SH       SOLE                                   32545.51
CHICAGO MERCANTILE EXCHANGE HO COM              167760107      725  2455.00 SH       SOLE                                    2455.00
CHOICE HOTELS INTERNATIONAL IN COM              169905106      444  6765.00 SH       SOLE                                    6765.00
CIMAREX ENERGY CO              COM              171798101      741 19050.00 SH       SOLE                                   19050.00
CISCO SYSTEMS INC              COM              17275R102     8541 447648.00SH       SOLE                                  447648.00
CITIGROUP INC                  COM              172967101    10651 230399.56SH       SOLE                                  230399.56
CITRIX SYSTEMS INC             COM              177376100      679 31360.00 SH       SOLE                                   31360.00
CITY NATIONAL CORP             COM              178566105     7825 109116.40SH       SOLE                                  109116.40
COGNEX CORP                    COM              192422103      805 30755.00 SH       SOLE                                   30755.00
COGNIZANT TECH SOLUTIONS       COM              192446102     1092 23160.00 SH       SOLE                                   23160.00
COGNOS INC                     COM              19244c109     5066 148400.00SH       SOLE                                  148400.00
COMCAST CORP NEW CL A          CL A             20030N101     7537 245748.66SH       SOLE                                  245748.66
COMCAST CORP SPECIAL           COM              20030n200     3273 109290.00SH       SOLE                                  109290.00
COMMUNITY HEALTH SERVICES      COM              203668108      755 19975.00 SH       SOLE                                   19975.00
CONSTELLATION BRANDS INC CL A  CL A             21036P108      885 30000.00 SH       SOLE                                   30000.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102      878 11205.00 SH       SOLE                                   11205.00
COTT CORP                      COM              22163N106      719 32920.00 SH       SOLE                                   32920.00
CVS CORP                       COM              126650100     9598 330165.00SH       SOLE                                  330165.00
DAVITA INC                     COM              23918k108      918 20190.00 SH       SOLE                                   20190.00
DONALDSON CO INC               COM              257651109      645 21265.00 SH       SOLE                                   21265.00
DYCOM INDUSTRIES INC           COM              267475101      402 20275.00 SH       SOLE                                   20275.00
EDO CORP                       COM              281347104      434 14525.00 SH       SOLE                                   14525.00
EURONET WORLDWIDE              COM              298736109      329 11325.00 SH       SOLE                                   11325.00
EXPRESS SCRIPTS INC            COM              302182100      875 17500.00 SH       SOLE                                   17500.00
EXXON MOBIL CORP               COM              30231G102    11451 199248.51SH       SOLE                                  199248.51
FIDELITY BANKSHARES            COM              31604q107      398 14999.00 SH       SOLE                                   14999.00
FIRST CASH FINL SVCS INC       COM              31942D107      683 31975.00 SH       SOLE                                   31975.00
FLORIDA ROCK INDS INC          COM              341140101      953 12995.00 SH       SOLE                                   12995.00
FORTUNE BRANDS INC             COM              349631101    12766 143757.74SH       SOLE                                  143757.74
GENERAL ELECTRIC CO            COM              369604103    11213 323611.09SH       SOLE                                  323611.09
GEVITY HR INC                  COM              374393106      653 32625.00 SH       SOLE                                   32625.00
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GUITAR CENTER INC              COM              402040109     1294 22170.00 SH       SOLE                                   22170.00
HCC INSURANCE HOLDINGS INC     COM              404132102     3718 98175.00 SH       SOLE                                   98175.00
HENRY SCHEIN INC               COM              806407102      835 20100.00 SH       SOLE                                   20100.00
HOOPER HOLMES INC              COM              439104100      104 25050.00 SH       SOLE                                   25050.00
HOSPIRA INC                    COM              441060100     1091 27975.00 SH       SOLE                                   27975.00
HYDRIL                         COM              448774109      518  9525.00 SH       SOLE                                    9525.00
IBM                            COM              459200101     5880 79240.52 SH       SOLE                                   79240.52
INTEL CORP                     COM              458140100      225  8651.44 SH       SOLE                                    8651.44
INTERACTIVE DATA CORP          COM              45840J107      647 31120.00 SH       SOLE                                   31120.00
IRON MTN INC                   COM              462846106      724 23325.00 SH       SOLE                                   23325.00
ITT INDUSTRIES INC             COM              450911102    13329 136525.63SH       SOLE                                  136525.63
JOHNSON & JOHNSON              COM              478160104    11134 171292.13SH       SOLE                                  171292.13
KENSEY NASH CORP               COM              490057106      538 17775.00 SH       SOLE                                   17775.00
KERZNER INTERNATIONAL          COM              p6065y107      404  7100.00 SH       SOLE                                    7100.00
KINDER MORGAN INC              COM              49455p101    13116 157650.00SH       SOLE                                  157650.00
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104     4861 63475.00 SH       SOLE                                   63475.00
LAUREATE EDUCATION             COM              518613104     9481 198105.00SH       SOLE                                  198105.00
LEXMARK INTERNATIONAL INC CL A CL A             529771107     5902 91037.00 SH       SOLE                                   91037.00
LUFKIN INDUSTRIES INC          COM              549764108      331  9200.00 SH       SOLE                                    9200.00
MEDICIS PHARMACEUTICAL CORP CL CL A             584690309      795 25050.00 SH       SOLE                                   25050.00
MICHAELS STORES INC            COM              594087108      777 18785.00 SH       SOLE                                   18785.00
MICROCHIP TECHNOLOGY INC       COM              595017104      740 25000.00 SH       SOLE                                   25000.00
MICROSOFT CORP                 COM              594918104     7144 287581.25SH       SOLE                                  287581.25
MOHAWK INDUSTRIES INC          COM              608190104      877 10625.00 SH       SOLE                                   10625.00
NATURAL RESOURCE PRTNRS        COM              63900p103      447  7700.00 SH       SOLE                                    7700.00
NAUTILUS GROUP INC             COM              63910B102      546 19175.00 SH       SOLE                                   19175.00
NEWFIELD EXPLORATION CO.       COM              651290108      924 23170.00 SH       SOLE                                   23170.00
NUCO2                          COM              629428103      753 29350.00 SH       SOLE                                   29350.00
OCCIDENTAL PETE CORP           COM              674599105     7770 100995.00SH       SOLE                                  100995.00
OPNET TECHNOLOGIES             COM              683757108      244 30150.00 SH       SOLE                                   30150.00
PACKETEER INC                  COM              695210104      525 37250.00 SH       SOLE                                   37250.00
PARK ELECTROCHEMICAL CORP      COM              700416209      330 13082.00 SH       SOLE                                   13082.00
PATTERSON-UTI ENERGY           COM              703481101      650 23351.00 SH       SOLE                                   23351.00
PENTAIR INC                    COM              709631105      769 17960.00 SH       SOLE                                   17960.00
PEPSICO INC                    COM              713448108    11824 219242.43SH       SOLE                                  219242.43
PETSMART INC                   COM              716768106     1112 36650.00 SH       SOLE                                   36650.00
PHELPS DODGE CORP              COM              717265102      764  8260.00 SH       SOLE                                    8260.00
PLANTRONICS INC NEW            COM              727493108      336  9235.00 SH       SOLE                                    9235.00
PRAXAIR INC                    COM              74005P104    12899 276812.24SH       SOLE                                  276812.24
PROCTER & GAMBLE CO            COM              742718109      701 13285.20 SH       SOLE                                   13285.20
PULTE HOMES INC                COM              745867101      794  9425.00 SH       SOLE                                    9425.00
QUAKER CHEMICAL CORP           COM              747316107      281 16110.00 SH       SOLE                                   16110.00
QUEST SOFTWARE INC             COM              74834t103      268 19675.00 SH       SOLE                                   19675.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      776 31085.00 SH       SOLE                                   31085.00
ROCKWELL COLLINS INC           COM              774341101     1240 26005.00 SH       SOLE                                   26005.00
ROYAL DUTCH PETROLEUM CO NY RE NY REG EUR .56   780257804      408  6285.00 SH       SOLE                                    6285.00
SCHLUMBERGER LTD               COM              806857108     7666 100951.29SH       SOLE                                  100951.29
SCHOOL SPECIALTY INC           COM              807863105      451  9700.00 SH       SOLE                                    9700.00
SIERRA HEALTH SVCS             COM              826322109      482  6750.00 SH       SOLE                                    6750.00
STAPLES INC                    COM              855030102    12104 568539.00SH       SOLE                                  568539.00
SUPERVALU INC                  COM              868536103      909 27885.00 SH       SOLE                                   27885.00
SYSCO CORP                     COM              871829107      539 14890.00 SH       SOLE                                   14890.00
T ROWE PRICE GROUP INC         COM              74144t108    11472 183265.00SH       SOLE                                  183265.00
TEEKAY SHIPPING                COM              y8564w103      274  6235.00 SH       SOLE                                    6235.00
TEVA PHARM INDS LTD            COM              881624209    10509 337481.56SH       SOLE                                  337481.56
TEXAS INSTRUMENTS INC          COM              882508104     7743 275856.85SH       SOLE                                  275856.85
THE CATO CORPORATION CLASS A   CL A             149205106      437 21185.00 SH       SOLE                                   21185.00
TRANSOCEAN INC.                COM              G90078109      845 15665.00 SH       SOLE                                   15665.00
UCBH HOLDINGS INC              COM              90262T308     2159 132949.09SH       SOLE                                  132949.09
USANA HEALTH SCIENCES          COM              90328m107      422  9975.00 SH       SOLE                                    9975.00
VCA ANTECH INC                 COM              918194101      692 28535.00 SH       SOLE                                   28535.00
WAL-MART                       COM              931142103     5691 118077.80SH       SOLE                                  118077.80
WELLCHOICE INC                 COM              949475107     1048 15080.00 SH       SOLE                                   15080.00
WELLPOINT HEALTH NETWORKS INC  COM              94973v107    14491 208090.00SH       SOLE                                  208090.00
ASIA PACIFIC FUND              COM              044901106      213    14000 SH       SOLE                                      14000
EUROPE FUND INC                COM              29874M103      351    33228 SH       SOLE                                      33228
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     3070    41206 SH       SOLE                                      41206
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      771     8185 SH       SOLE                                       8185
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3452    65896 SH       SOLE                                      65896
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106     1126    85798 SH       SOLE                                      85798
STREETTRACKS DJ LARGE GROWTH   DJ LRG CAP GRW   86330E109      297     6406 SH       SOLE                                       6406
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      372     2745 SH       SOLE                                       2745